Commitments and contingencies - Schedule of Future Lease Commitments (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	SFr 331.1	SFr 385.7
Due in less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	16.9	15.8
Due 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	135.8	145.4
Due > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	SFr 178.5	SFr 224.5